UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314

Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Annuity Portfolios

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2026

Schwab Government Money Market Portfolio

Ticker Symbol: SWPXX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$14	0.28% *
*
Annualized.

Statistics

Net Assets (millions)	$249
Number of Holdings	252
Weighted Average Maturity	42 Days
Seven-Day Yield (with waivers)	3.43%
Seven-Day Yield (without waivers)	3.43%
Seven-Day Effective Yield (with waivers)	3.49%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Government Money Market Portfolio | Semiannual Report
1
REG124725-02  00326950

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the fu nd
s is available
without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s w
ebs
ite at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period e
n
ded
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market Portfolio | Semiannual Report

Semiannual Report |
June 30, 2026

Schwab S&P 500 Index Portfolio

Ticker Symbol: SWP1Z

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996) 1	10.21%	22.29%	13.37%	15.45%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab S&P 500 Index Portfolio | Semiannual Report
1
REG124735-02  00326951

Statistics

Net Assets (millions)	$3,690
Number of Holdings (excludes derivatives)	503
Portfolio Turnover Rate (not annualized)	5%
Weighted Average Market Cap ($ x 1,000,000)	$1,426,159
Price/Earnings Ratio (P/E)	27.5
Price/Book Ratio (P/B)	5.7
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab S&P 500 Index Portfolio | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s
websi
te at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab S&P 500 Index Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab VIT Balanced Portfolio

Ticker Symbol: SWB1Z

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$27	0.52% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012) 1	6.09%	12.67%	4.77%	5.75%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
VIT Balanced Composite Index	6.26%	13.10%	5.33%	6.34%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab VIT Balanced Portfolio | Semiannual Report
1
REG124744-02  00326952

Statistics

Net Assets (millions)	$81
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	8%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab VIT Balanced Portfolio | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings,
certain t
ax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Balanced Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab VIT Balanced with Growth Portfolio

Ticker Symbol: SWC1Z

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$25	0.48% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/2012) 1	8.35%	16.49%	6.49%	7.67%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
VIT Balanced with Growth Composite Index	8.44%	16.99%	7.05%	8.25%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report
1
REG124745-02  00326953

Statistics

Net Assets (millions)	$187
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	9%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab VIT Balanced with Growth Portfolio | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financ ial
information,
ho
ldings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s
w
ebsite at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Balanced with Growth Portfolio | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab VIT Growth Portfolio

Ticker Symbol: SWG1Z

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$25	0.48% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012) 1	10.65%	20.47%	8.08%	9.41%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
VIT Growth Composite Index	10.65%	20.90%	8.60%	9.98%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Schwab VIT Growth Portfolio | Semiannual Report
1
REG124746-02  00326954

Statistics

Net Assets (millions)	$191
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab VIT Growth Portfolio | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by
calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab VIT Growth Portfolio | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Government Money Market Portfolio

    Ticker Symbol SWPXX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
1

Schwab Government Money Market Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.72%*	4.11%	5.07%	4.89%	1.43%	0.06%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	N/A	0.26%	0.23%[4,5]	0.06%[4]
Total expenses	0.28%**	0.27%	0.27%	0.26%	0.26%[5]	0.27%
Net investment income (loss)	3.46%**	4.03%	4.94%	4.79%	1.49%	0.06%
Net assets, end of period (x 1,000,000)	$249	$261	$269	$243	$223	$185

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.
[4]	Reflects the effect of a voluntary yield waiver.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the coupon rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 29.4% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		4.38%		07/06/26	123,000	123,003
(SOFR + 0.12%)	(a)	3.74%	07/01/26	07/10/26	100,000	100,000
		4.63%		07/17/26	125,000	125,025
	(b)	3.74%		07/27/26	100,000	99,739
(SOFR + 0.03%)	(a)	3.65%	07/01/26	07/28/26	100,000	100,000
		5.00%		07/30/26	123,000	123,080
(EFFR + 0.08%)	(a)	3.70%	07/01/26	08/11/26	800,000	800,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/03/26	100,000	100,000
(EFFR + 0.07%)	(a)	3.70%	07/01/26	09/08/26	1,400,000	1,400,000
		3.50%		10/02/26	1,000,000	999,526
(SOFR + 0.05%)	(a)	3.67%	07/01/26	10/02/26	400,000	400,000
	(b)	3.53%		10/02/26	600,000	594,668
(EFFR + 0.07%)	(a)	3.70%	07/01/26	10/15/26	200,000	200,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	11/02/26	500,000	500,092
(EFFR + 0.07%)	(a)	3.69%	07/01/26	11/12/26	200,000	200,020
(SOFR + 0.14%)	(a)	3.76%	07/01/26	11/18/26	300,000	300,000
		3.50%		12/22/26	100,000	99,980
(SOFR + 0.14%)	(a)	3.76%	07/01/26	12/23/26	1,000,000	1,000,000
(SOFR + 0.15%)	(a)	3.77%	07/01/26	01/21/27	200,000	200,000
(EFFR + 0.09%)	(a)	3.72%	07/01/26	01/25/27	600,000	600,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	02/03/27	400,000	400,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	02/10/27	100,000	100,045
(SOFR + 0.10%)	(a)	3.72%	07/01/26	02/12/27	300,000	300,000
(SOFR + 0.05%)	(a)	3.67%	07/01/26	02/17/27	400,000	400,000
(EFFR + 0.10%)	(a)	3.72%	07/01/26	02/18/27	300,000	300,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	03/11/27	100,000	100,000
(SOFR + 0.07%)	(a)	3.69%	07/01/26	04/01/27	900,000	900,000
(SOFR + 0.08%)	(a)	3.70%	07/01/26	04/01/27	400,000	400,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/16/27	200,000	200,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/23/27	800,000	800,000
	(b)	3.79%		05/05/27	200,000	193,754
(EFFR + 0.07%)	(a)	3.70%	07/01/26	05/07/27	400,000	400,000
	(b)	4.01%		05/11/27	100,000	96,625
(EFFR + 0.07%)	(a)	3.69%	07/01/26	05/19/27	300,000	300,000
(3 mo. US TBILL + 0.16%)	(a)	3.94%	07/07/26	05/19/27	200,000	200,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/24/27	400,000	400,000
(EFFR + 0.13%)	(a)	3.76%	07/01/26	07/09/27	300,000	300,000
(EFFR + 0.16%)	(a)	3.79%	07/01/26	07/19/27	500,000	500,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	08/25/27	200,000	200,000
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
3

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.06%)	(a)	3.68%	07/01/26	09/13/27	200,000	200,000
(EFFR + 0.18%)	(a)	3.81%	07/01/26	09/23/27	500,000	500,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	11/19/27	100,000	100,000
(EFFR + 0.13%)	(a)	3.76%	07/01/26	01/21/28	100,000	100,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	02/17/28	100,000	100,000
(EFFR + 0.12%)	(a)	3.74%	07/01/26	02/17/28	300,000	300,000
(EFFR + 0.12%)	(a)	3.74%	07/01/26	02/28/28	400,000	400,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	04/06/28	300,000	300,000
(EFFR + 0.11%)	(a)	3.74%	07/01/26	04/24/28	400,000	400,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/08/28	300,000	300,000
FEDERAL HOME LOAN BANKS
	(b)	3.56%		07/08/26	500,000	499,660
	(b)	3.66%		07/09/26	700,000	699,447
	(b)	3.55%		07/10/26	700,000	699,390
	(b)	3.58%		07/15/26	600,000	599,190
	(b)	3.58%		07/17/26	400,000	399,374
	(b)	3.65%		07/22/26	700,000	698,557
(SOFR + 0.09%)	(a)	3.71%	07/01/26	07/23/26	900,000	900,000
	(b)	3.59%		07/24/26	300,000	299,323
	(b)	3.59%		08/14/26	700,000	696,982
	(b)	3.93%		08/19/26	100,000	99,485
	(b)	3.60%		08/20/26	300,000	298,525
(SOFR + 0.01%)	(a)	3.63%	07/01/26	08/25/26	700,000	700,000
		1.00%		08/26/26	100,000	99,614
	(b)	3.65%		08/31/26	700,000	695,825
		3.73%		09/10/26	700,000	700,000
(SOFR + 0.07%)	(a)	3.69%	07/01/26	09/11/26	300,000	300,000
	(b)	3.62%		09/15/26	700,000	694,828
	(b)	3.53%		09/18/26	500,000	496,204
	(b)	3.75%		09/25/26	100,000	99,113
	(b)	3.60%		10/01/26	700,000	693,694
	(b)	3.59%		10/02/26	400,000	396,435
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/08/26	300,000	300,000
	(b)	3.63%		10/08/26	300,000	297,067
	(b)	3.52%		10/09/26	600,000	594,275
		4.00%		10/09/26	1,000,000	1,000,834
(SOFR + 0.10%)	(a)	3.72%	07/01/26	10/21/26	300,000	300,000
		3.63%		10/23/26	800,000	799,672
(SOFR + 0.10%)	(a)	3.72%	07/01/26	10/23/26	900,000	900,000
(SOFR + 0.04%)	(a)	3.66%	07/01/26	11/06/26	700,000	700,000
		4.63%		11/17/26	1,000,000	1,003,563
		3.76%		12/17/26	440,000	440,000
	(b)	3.68%		12/17/26	700,000	688,219
	(b)	3.55%		12/24/26	300,000	295,043
(SOFR + 0.05%)	(a)	3.67%	07/01/26	12/28/26	300,000	299,993
(SOFR + 0.06%)	(a)	3.68%	07/01/26	01/04/27	1,500,000	1,500,000
	(b)	3.85%		01/19/27	700,000	685,408
(SOFR + 0.12%)	(a)	3.74%	07/01/26	01/25/27	700,000	700,000
		3.89%		02/23/27	700,000	700,000
		3.63%		03/04/27	400,000	400,000
See financial notes
4
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.50%		03/19/27	400,000	399,703
(SOFR + 0.07%)	(a)	3.69%	07/01/26	03/25/27	500,000	500,000
(SOFR + 0.08%)	(a)	3.70%	07/01/26	04/05/27	600,000	600,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	04/09/27	500,000	500,000
		3.83%		04/09/27	400,000	400,000
		3.70%		05/21/27	400,000	399,724
		3.92%		05/26/27	700,000	700,000
		3.93%		05/28/27	300,000	300,000
		4.00%		06/01/27	600,000	600,000
		4.00%		06/04/27	400,000	400,000
		3.98%		06/10/27	400,000	400,000
		4.00%		06/11/27	400,000	400,000
		4.05%		06/17/27	1,300,000	1,300,000
(SOFR + 0.15%)	(a)	3.77%	07/01/26	08/26/27	700,000	700,000
(SOFR + 0.16%)	(a)	3.78%	07/01/26	09/15/27	500,000	500,000
(SOFR + 0.18%)	(a)	3.80%	07/01/26	09/21/27	500,000	500,000
(SOFR + 0.18%)	(a)	3.80%	07/01/26	10/20/27	400,000	400,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	01/20/28	400,000	400,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	02/17/28	300,000	300,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	03/02/28	600,000	600,000
(SOFR + 0.11%)	(a)	3.73%	07/01/26	03/17/28	300,000	300,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	03/30/28	1,400,000	1,400,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	04/06/28	700,000	700,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/18/28	500,000	500,000
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/24/28	200,000	200,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	06/15/28	400,000	400,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/04/26	200,000	200,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	09/23/26	500,000	500,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/16/26	300,000	300,000
		3.63%		11/20/26	500,000	499,802
		3.63%		11/27/26	700,000	699,611
		3.63%		12/16/26	700,000	699,590
		3.63%		12/18/26	1,400,000	1,399,062
(SOFR + 0.08%)	(a)	3.70%	07/01/26	01/08/27	200,000	200,000
		3.55%		01/22/27	400,000	399,874
		3.65%		02/16/27	400,000	400,000
		3.66%		02/19/27	700,000	700,000
		3.65%		02/22/27	400,000	400,000
		3.66%		03/05/27	800,000	800,000
		3.68%		03/08/27	400,000	400,000
		3.50%		03/12/27	700,000	699,774
		3.68%		03/12/27	700,000	700,000
		3.66%		03/18/27	300,000	300,000
		3.69%		03/19/27	400,000	400,000
		3.71%		03/29/27	700,000	700,000
		3.75%		03/30/27	500,000	500,000
		3.78%		04/02/27	700,000	700,000
(SOFR + 0.13%)	(a)	3.75%	07/01/26	04/23/27	600,000	600,000
(SOFR + 0.10%)	(a)	3.72%	07/01/26	05/05/27	300,000	300,000
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
5

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.12%)	(a)	3.74%	07/01/26	05/05/27	400,000	399,977
		4.07%		06/21/27	300,000	300,000
		4.08%		06/22/27	300,000	300,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.12%)	(a)	3.74%	07/01/26	07/29/26	200,000	200,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	08/21/26	800,000	800,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	10/23/26	500,000	500,012
(SOFR + 0.14%)	(a)	3.76%	07/01/26	11/20/26	400,000	400,000
(SOFR + 0.14%)	(a)	3.76%	07/01/26	12/11/26	100,000	100,000
		3.63%		02/12/27	400,000	400,000
		3.67%		02/23/27	400,000	400,000
		3.95%		05/07/27	400,000	400,000
		4.00%		05/07/27	700,000	700,000
		3.90%		05/21/27	700,000	700,000
		4.05%		06/21/27	700,000	700,000
		4.09%		07/14/27	400,000	400,000
(SOFR + 0.08%)	(a)	3.70%	07/01/26	01/07/28	300,000	300,000
(SOFR + 0.09%)	(a)	3.71%	07/01/26	04/06/28	300,000	300,000
Total U.S. Government Agency Debt (Cost $73,222,406)						73,222,406

U.S. TREASURY DEBT 8.7% OF NET ASSETS
UNITED STATES TREASURY
		4.50%		07/15/26	200,000	200,058
		0.63%		07/31/26	500,000	498,691
		1.88%		07/31/26	100,000	99,822
(3 mo. US TBILL + 0.18%)	(a)	3.96%	07/01/26	07/31/26	500,000	499,998
		4.38%		07/31/26	700,000	700,245
		0.75%		08/31/26	1,100,000	1,094,536
		1.38%		08/31/26	100,000	99,585
		4.63%		09/15/26	200,000	200,356
		0.88%		09/30/26	200,000	198,619
		3.50%		09/30/26	200,000	199,894
(3 mo. US TBILL + 0.21%)	(a)	3.98%	07/01/26	10/31/26	1,000,000	1,000,340
		4.13%		10/31/26	200,000	200,354
		4.63%		11/15/26	300,000	301,082
		1.63%		11/30/26	200,000	198,413
		4.25%		11/30/26	600,000	601,451
		1.25%		12/31/26	200,000	197,746
		4.25%		12/31/26	300,000	301,029
		1.50%		01/31/27	300,000	296,484
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/27	800,000	799,961
		4.13%		01/31/27	1,400,000	1,404,479
		2.25%		02/15/27	400,000	396,467
		4.13%		02/15/27	1,035,000	1,038,149
		1.88%		02/28/27	200,000	197,540
		4.13%		02/28/27	1,200,000	1,203,734
		4.25%		03/15/27	100,000	100,463
		2.50%		03/31/27	1,000,000	992,038
See financial notes
6
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.88%		03/31/27	800,000	801,514
		4.50%		04/15/27	200,000	201,284
		2.75%		04/30/27	100,000	99,196
		3.75%		04/30/27	700,000	700,067
(3 mo. US TBILL + 0.16%)	(a)	3.94%	07/01/26	04/30/27	1,900,000	1,900,201
		2.38%		05/15/27	800,000	790,464
		2.63%		05/31/27	200,000	197,897
		3.88%		05/31/27	500,000	500,183
		4.63%		06/15/27	100,000	100,661
		3.75%		06/30/27	300,000	299,423
(3 mo. US TBILL + 0.16%)	(a)	3.93%	07/01/26	07/31/27	1,800,000	1,800,591
(3 mo. US TBILL + 0.19%)	(a)	3.97%	07/01/26	10/31/27	500,000	500,686
(3 mo. US TBILL + 0.10%)	(a)	3.87%	07/01/26	01/31/28	500,000	500,174
(3 mo. US TBILL + 0.10%)	(a)	3.88%	07/01/26	04/30/28	400,000	400,119
Total U.S. Treasury Debt (Cost $21,813,994)						21,813,994

VARIABLE RATE DEMAND NOTES 0.1% OF NET ASSETS
AVENTURA BORROWERS
TAXABLE M/F HOUSING RB (AVENTURA SR LIVING) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(c)	3.72%		07/07/26	200,000	200,000
Total Variable Rate Demand Notes (Cost $200,000)						200,000

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Number of Shares	Value ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS
MONEY MARKET FUNDS 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(d)	3.58%			45,600	45,600
Total Investment Companies (Cost $45,600)						45,600

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 61.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 34.1%
BANCO SANTANDER SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,000,203	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,094,336, 2.00% - 7.50%, due 01/20/28 - 08/15/68)
BANK OF AMERICA NA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.00%, due 04/01/45)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
7

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF NOVA SCOTIA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,147, 2.25% - 5.50%, due 08/15/46 - 04/01/55)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,102	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,030,123, 1.50% - 6.50%, due 01/15/34 - 06/01/56)
BNP PARIBAS SA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,474, 1.13% - 7.50%, due 03/01/27 - 12/20/65)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,102	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,310, 0.63% - 6.50%, due 07/01/28 - 02/01/56)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,021,392, 0.38% - 5.50%, due 01/15/27 - 03/20/56)
Issued 06/29/26, repurchase date 07/06/26		3.64%		07/06/26	1,000,708	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,510, 0.38% - 5.00%, due 01/15/27 - 05/20/56)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	1,000,710	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,999, 1.99% - 7.50%, due 01/25/32 - 04/20/56)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,000,203	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,092,380, 2.00% - 6.50%, due 10/01/37 - 03/20/65)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.66%		07/01/26	2,000,203	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,127, 2.00% - 6.50%, due 08/01/35 - 03/01/55)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	4,000,406	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,120,001, 5.00%, due 01/01/54)
GOLDMAN SACHS & CO LLC
Issued 06/24/26, repurchase date 07/01/26		3.64%		07/01/26	5,003,539	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,147,559, 4.00% - 6.00%, due 02/01/38 - 07/20/53)
See financial notes
8
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,020,001, 5.50%, due 07/20/53)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	5,003,549	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,102,048, 2.50% - 6.28%, due 02/01/32 - 08/15/65)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 1.50% - 5.50%, due 11/20/47 - 04/20/56)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	5,000,507	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,001, 5.00% - 6.00%, due 02/01/41 - 06/20/56)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	6,000,608	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,180,000, 5.00% - 7.00%, due 07/20/31 - 07/20/55)
MIZUHO SECURITIES USA LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,006, 0.63%, due 07/31/26)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,001, 4.50%, due 02/01/56)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,102	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,937, 3.00% - 5.58%, due 02/01/52 - 10/15/60)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,295, 0.63% - 6.50%, due 08/15/27 - 05/01/56)
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	1,000,103	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,131, 0.13% - 3.88%, due 05/15/40 - 02/15/51)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,029,904, 0.00% - 7.00%, due 07/21/26 - 04/01/56)
TRUIST BANK
Issued 06/30/26, repurchase date 07/01/26		3.70%		07/01/26	2,000,206	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,000, 1.00% - 1.50%, due 07/20/50 - 11/20/50)
WELLS FARGO BANK NA
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	3,002,129	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,077, 0.38%, due 01/15/27)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
9

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	2,001,420	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,096, 0.38%, due 01/15/27)
WELLS FARGO SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	3,000,304	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,120,000, 2.00%, due 09/01/36)
Issued 06/25/26, repurchase date 07/02/26		3.65%		07/02/26	14,009,936	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,560,000, 6.00%, due 09/01/54)
Issued 06/29/26, repurchase date 07/06/26		3.65%		07/06/26	10,007,097	10,000,000
(Collateralized by U.S. Government Agency Securities valued at $10,400,000, 5.50%, due 06/01/56)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	4,002,839	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,160,000, 2.50% - 3.50%, due 12/01/51 - 05/01/52)
						85,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 27.5%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	2,000,202	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,103, 0.38% - 0.50%, due 07/15/27 - 01/15/28)
BARCLAYS BANK PLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	2,606,438	2,606,174
(Collateralized by U.S. Treasury Securities valued at $2,658,572, 0.00% - 4.88%, due 01/21/27 - 02/15/31)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,019,758, 0.13% - 4.75%, due 07/15/27 - 02/15/55)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	3,000,303	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,065, 0.38% - 0.63%, due 01/15/27 - 08/15/30)
Issued 06/29/26, repurchase date 07/06/26		3.63%		07/06/26	5,003,529	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,037, 0.38%, due 01/15/27)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,123, 0.38% - 4.38%, due 07/15/27 - 02/15/50)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	3,002,123	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,062,166, 2.75% - 4.63%, due 04/30/30 - 02/15/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,093, 0.13% - 4.63%, due 10/15/26 - 07/15/31)
See financial notes
10
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,155, 1.88%, due 02/15/51)
FICC - BANK OF AMERICA
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	4,000,406	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,019, 0.00% - 6.75%, due 08/15/26 - 08/15/43)
FICC - BANK OF NEW YORK
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	5,000,506	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,001, 0.63%, due 07/15/32)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	5,000,507	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,195, 4.75%, due 02/15/45)
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	2,000,203	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,139, 4.63%, due 04/30/29)
FICC - WELLS FARGO BANK N.A
Issued 06/30/26, repurchase date 07/01/26		3.65%		07/01/26	4,000,406	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,007, 4.00%, due 01/31/33)
Issued 06/25/26, repurchase date 07/02/26		3.64%		07/02/26	3,002,123	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,081, 4.00%, due 01/31/33)
Issued 06/29/26, repurchase date 07/06/26		3.64%		07/06/26	3,002,123	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,081, 4.00%, due 01/31/33)
Issued 06/30/26, repurchase date 07/07/26		3.65%		07/07/26	5,003,549	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,034, 4.00%, due 01/31/33)
JP MORGAN SECURITIES LLC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	5,000,506	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,042, 0.00% - 4.63%, due 12/10/26 - 02/15/46)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	4,000,404	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,040, 3.75% - 4.13%, due 02/29/32 - 11/30/32)
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	4,000,404	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,005, 0.25% - 4.13%, due 08/31/26 - 02/15/42)
MUFG SECURITIES AMERICAS INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,003, 1.13% - 6.75%, due 08/15/26 - 05/15/50)
RBC DOMINION SECURITIES INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	1,000,101	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,140, 0.00% - 4.63%, due 11/05/26 - 11/15/55)
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
11

Schwab Government Money Market Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/26, repurchase date 07/01/26		3.64%		07/01/26	2,000,202	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,088, 0.00% - 6.63%, due 07/21/26 - 07/15/35)
Issued 06/30/26, repurchase date 07/07/26		3.64%		07/07/26	1,000,708	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,035, 0.13% - 4.63%, due 07/31/26 - 02/15/48)
						68,606,174
Total Repurchase Agreements (Cost $153,606,174)						153,606,174
Total Investments in Securities (Cost $248,888,174)						248,888,174

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	The rate shown is the annualized 7-day yield.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
U.S. Government Agency Debt[1]	$—	$73,222,406	$—	$73,222,406
U.S. Treasury Debt[1]	—	21,813,994	—	21,813,994
Variable Rate Demand Notes[1]	—	200,000	—	200,000
Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	153,606,174	—	153,606,174
Total	$45,600	$248,842,574	$—	$248,888,174

[1]	As categorized in the Portfolio Holdings.
See financial notes
12
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$95,282,000
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		153,606,174
Receivables:
Interest		643,093
Fund shares sold		465,980
Dividends	+	134
Total assets		249,997,381

Liabilities
Payables:
Fund shares redeemed		448,090
Investment adviser and administrator fees		38,745
Accrued expenses	+	92,482
Total liabilities		579,317
Net assets		$249,418,064

Net Assets by Source
Capital received from investors		$249,368,423
Total distributable earnings	+	49,641
Net assets		$249,418,064

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$249,418,064		249,414,913		$1.00

See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
13

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$4,582,449
Dividends received from securities - unaffiliated issuers	+	810
Total investment income		4,583,259

Expenses
Investment adviser and administrator fees		234,130
Portfolio accounting fees		40,856
Custodian fees		36,149
Professional fees		16,204
Independent trustees’ fees		6,642
Shareholder reports		4,256
Transfer agent fees		455
Other expenses	+	1,502
Total expenses	–	340,194
Net investment income		4,243,065

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		4,046
Increase in net assets resulting from operations		$4,247,111
See financial notes
14
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$4,243,065	$10,833,441
Net realized gains	+	4,046	7,859
Increase in net assets from operations		$4,247,111	$10,841,300

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,250,927 )	($10,835,140 )

TRANSACTIONS IN FUND SHARES*
Shares sold		68,354,352	152,266,343
Shares reinvested		4,250,927	10,835,140
Shares redeemed	+	(83,881,381)	(171,729,141)
Net transactions in fund shares		(11,276,102)	(8,627,658)

NET ASSETS
Beginning of period		$260,697,982	$269,319,480
Total decrease	+	(11,279,918)	(8,621,498)
End of period		$249,418,064	$260,697,982

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
15

Schwab Government Money Market Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2026, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Government Money Market Portfolio seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund is authorized to invest in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. Mutual funds are valued at their respective net asset values.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
16
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities in alignment with the fund’s investment objective. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2026, the fund had investments in repurchase agreements with a gross value of $153,606,174 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
17

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).  Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
18
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.34%.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2026, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
19

Schwab Government Money Market Portfolio
Financial Notes, unaudited (continued)

 5. Borrowing from Banks
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$248,842,574	$45,600	$0	$45,600

As of December 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$10,835,140
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended December 31, 2025, the fund did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
20
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
21

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
22
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
23

Schwab Government Money Market Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Market Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs.
24
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

Schwab Government Money Market Portfolio
The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds it manages and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features, and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at or below contractual expense caps. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements
25

Schwab Government Money Market Portfolio
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
26
Schwab Government Money Market Portfolio | Semiannual Holdings and Financial Statements

MFR98594-09
00326930

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab S&P 500 Index Portfolio

    Ticker Symbol SWP1Z

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
1

Schwab S&P 500 Index Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$100.71	$86.45	$70.19	$56.38	$70.41	$55.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.61	1.11	1.06	1.01	0.95	0.85
Net realized and unrealized gains (losses)	9.67	14.19	16.36	13.70	(13.73)	14.94
Total from investment operations	10.28	15.30	17.42	14.71	(12.78)	15.79
Less distributions:
Distributions from net investment income	(1.00)	(1.04)	(1.16)	(0.90)	(0.77)	(0.79)
Distributions from net realized gains	—	—	—	—	(0.48)	—
Total distributions	(1.00)	(1.04)	(1.16)	(0.90)	(1.25)	(0.79)
Net asset value at end of period	$109.99	$100.71	$86.45	$70.19	$56.38	$70.41
Total return	10.21%*	17.83%	24.95%	26.22%	(18.12%)	28.67%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%	0.03%[2]	0.03%
Net investment income (loss)	1.19%**	1.22%	1.33%	1.62%	1.59%	1.35%
Portfolio turnover rate	5%*	6%	6%	6%	9%	13%
Net assets, end of period (x 1,000,000)	$3,690	$3,170	$2,588	$1,909	$2,430	$1,468

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.0%
Aptiv PLC *	11,982	735,455
Ford Motor Co.	222,572	3,093,751
General Motors Co.	51,280	3,952,662
Tesla, Inc. *	160,330	67,434,798
		75,216,666

Banks 3.4%
Bank of America Corp.	371,815	21,186,019
Citigroup, Inc.	97,132	13,594,595
Citizens Financial Group, Inc.	24,138	1,691,350
Fifth Third Bancorp	51,505	2,903,337
Huntington Bancshares, Inc.	115,289	2,044,074
JPMorgan Chase & Co.	152,596	49,949,249
KeyCorp	52,880	1,218,884
M&T Bank Corp.	8,362	1,990,239
PNC Financial Services Group, Inc.	22,876	5,632,529
Regions Financial Corp.	48,730	1,471,646
Truist Financial Corp.	71,083	3,541,355
U.S. Bancorp	88,456	5,342,742
Wells Fargo & Co.	174,276	14,402,168
		124,968,187

Capital Goods 6.9%
3M Co.	29,749	4,816,661
A.O. Smith Corp.	6,392	400,906
Allegion PLC	4,957	696,409
AMETEK, Inc.	13,069	3,161,914
Axon Enterprise, Inc. *	4,576	2,565,351
Boeing Co. *	44,893	9,717,988
Builders FirstSource, Inc. *	6,079	543,949
Carrier Global Corp.	44,355	3,253,439
Caterpillar, Inc.	26,230	27,932,327
Comfort Systems USA, Inc.	1,999	3,961,918
Cummins, Inc.	7,871	5,613,676
Deere & Co.	14,306	9,074,725
Dover Corp.	7,660	1,717,985
Eaton Corp. PLC	22,113	9,422,792
EMCOR Group, Inc.	2,525	2,095,447
Emerson Electric Co.	31,834	4,557,037
Fastenal Co.	65,213	3,132,180
Fortive Corp.	17,450	1,066,021
GE Vernova, Inc.	15,303	17,978,883
Generac Holdings, Inc. *	3,334	976,229
General Dynamics Corp.	14,477	5,128,333
General Electric Co.	59,417	22,205,915
Honeywell Aerospace, Inc. *	18,004	3,980,324
Honeywell International, Inc.	18,004	4,031,096
Howmet Aerospace, Inc.	22,801	6,130,277
Hubbell, Inc.	3,020	1,580,064
Huntington Ingalls Industries, Inc.	2,229	623,875
IDEX Corp.	4,229	959,772
Illinois Tool Works, Inc.	14,896	4,028,921
Ingersoll Rand, Inc.	20,216	1,657,510
Johnson Controls International PLC	34,684	5,067,679
L3Harris Technologies, Inc.	10,609	3,082,869
Lennox International, Inc.	1,805	1,034,175
Lockheed Martin Corp.	11,572	5,895,471
Masco Corp.	11,437	930,629
Nordson Corp.	3,006	906,880
Northrop Grumman Corp.	7,586	3,863,626
Otis Worldwide Corp.	21,902	1,568,183
SECURITY	NUMBER OF SHARES	VALUE ($)
PACCAR, Inc.	29,994	3,602,879
Parker-Hannifin Corp.	7,185	7,027,792
Pentair PLC	9,095	697,223
Quanta Services, Inc.	8,555	6,159,942
Rockwell Automation, Inc.	6,326	3,131,876
RTX Corp.	76,693	14,550,963
Snap-on, Inc.	2,942	1,183,861
Stanley Black & Decker, Inc.	8,937	841,150
Textron, Inc.	9,892	907,393
Trane Technologies PLC	12,571	6,174,372
TransDigm Group, Inc.	3,187	4,245,211
United Rentals, Inc.	3,560	4,033,088
Vertiv Holdings Co., Class A	21,852	7,316,487
Westinghouse Air Brake Technologies Corp.	9,684	2,610,806
WW Grainger, Inc.	2,468	3,357,467
Xylem, Inc.	13,472	1,592,525
		252,794,471

Commercial & Professional Services 0.7%
Automatic Data Processing, Inc.	22,786	5,102,925
Broadridge Financial Solutions, Inc.	6,610	905,240
Cintas Corp.	19,414	3,301,933
Copart, Inc. *	50,583	1,425,935
Equifax, Inc.	6,724	1,067,233
Jacobs Solutions, Inc.	6,776	853,776
Leidos Holdings, Inc.	7,101	731,190
Paychex, Inc.	18,350	1,804,355
Republic Services, Inc.	11,425	2,434,439
Rollins, Inc.	16,668	695,722
Veralto Corp.	14,103	1,250,654
Verisk Analytics, Inc.	7,437	1,335,165
Waste Management, Inc.	21,009	4,682,486
		25,591,053

Consumer Discretionary Distribution & Retail 5.2%
Amazon.com, Inc. *	557,425	132,856,675
AutoZone, Inc. *	940	3,004,184
Best Buy Co., Inc.	11,208	850,463
Carvana Co. *	40,704	2,679,137
eBay, Inc.	25,278	2,824,817
Genuine Parts Co.	7,846	925,671
Home Depot, Inc.	56,723	20,005,068
Lowe's Cos., Inc.	31,902	7,034,072
O'Reilly Automotive, Inc. *	47,261	4,352,265
Ross Stores, Inc.	18,306	3,896,432
TJX Cos., Inc.	62,979	9,541,319
Tractor Supply Co.	29,884	944,633
Ulta Beauty, Inc. *	2,476	1,116,626
Williams-Sonoma, Inc.	6,683	1,557,807
		191,589,169

Consumer Durables & Apparel 0.4%
Deckers Outdoor Corp. *	8,005	794,817
Dr. Horton, Inc.	14,981	2,440,105
Garmin Ltd.	9,364	2,224,325
Hasbro, Inc.	7,549	623,472
Lennar Corp., Class A	12,229	1,106,602
Lululemon Athletica, Inc. *	5,951	679,485
NIKE, Inc., Class B	68,524	2,812,910
NVR, Inc. *	155	1,056,077
PulteGroup, Inc.	10,895	1,494,903
Ralph Lauren Corp.	2,196	881,496
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
3

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	11,500	1,683,370
		15,797,562

Consumer Services 1.6%
Airbnb, Inc., Class A *	23,798	3,405,494
Booking Holdings, Inc.	44,129	7,865,553
Carnival Corp. Ltd.	73,130	2,089,324
Chipotle Mexican Grill, Inc. *	72,826	2,476,084
Darden Restaurants, Inc.	6,540	1,347,305
Domino's Pizza, Inc.	1,718	508,597
DoorDash, Inc., Class A *	21,525	3,972,008
Expedia Group, Inc.	6,504	1,664,244
Hilton Worldwide Holdings, Inc.	12,981	4,289,701
Las Vegas Sands Corp.	17,150	792,158
Marriott International, Inc., Class A	12,484	4,626,446
McDonald's Corp.	40,463	10,937,554
MGM Resorts International *	10,750	513,957
Norwegian Cruise Line Holdings Ltd. *	26,509	559,605
Royal Caribbean Cruises Ltd.	14,226	4,517,182
Starbucks Corp.	64,938	6,636,014
Wynn Resorts Ltd.	4,865	472,343
Yum! Brands, Inc.	15,662	2,503,727
		59,177,296

Consumer Staples Distribution & Retail 1.7%
Casey's General Stores, Inc.	2,105	1,673,033
Costco Wholesale Corp.	25,266	23,635,585
Dollar General Corp.	12,506	1,439,566
Dollar Tree, Inc. *	10,292	1,244,817
Kroger Co.	32,236	1,790,065
Sysco Corp.	27,203	2,273,627
Target Corp.	25,858	3,377,313
Walmart, Inc.	249,669	28,277,511
		63,711,517

Energy 3.0%
APA Corp.	20,145	656,123
Baker Hughes Co.	56,405	3,130,478
Chevron Corp.	106,615	17,672,502
ConocoPhillips	69,391	7,213,888
Devon Energy Corp.	65,503	2,706,584
Diamondback Energy, Inc.	11,025	1,937,975
EOG Resources, Inc.	30,374	3,940,419
EQT Corp.	35,797	1,903,327
Expand Energy Corp.	13,528	1,233,618
Exxon Mobil Corp.	236,052	32,273,029
Halliburton Co.	47,398	1,609,162
Kinder Morgan, Inc.	111,705	3,571,209
Marathon Petroleum Corp.	16,659	4,259,207
Occidental Petroleum Corp.	41,197	2,000,938
ONEOK, Inc.	35,945	3,125,058
Phillips 66	22,879	3,867,695
SLB Ltd.	85,325	3,966,759
Targa Resources Corp.	12,192	3,269,163
Texas Pacific Land Corp.	3,284	1,437,210
Valero Energy Corp.	16,941	4,412,114
Williams Cos., Inc.	69,622	5,175,699
		109,362,157

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	9,086	480,195
American Tower Corp.	26,490	4,332,969
AvalonBay Communities, Inc.	7,875	1,485,934
BXP, Inc.	8,595	569,934
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden Property Trust	5,795	663,469
Crown Castle, Inc.	24,967	1,890,751
Digital Realty Trust, Inc.	18,912	3,396,217
Equinix, Inc.	5,617	5,855,105
Equity Residential	19,527	1,326,469
Essex Property Trust, Inc.	3,646	1,063,137
Extra Space Storage, Inc.	12,055	1,751,591
Federal Realty Investment Trust	4,450	549,308
Healthpeak Properties, Inc.	39,172	838,281
Host Hotels & Resorts, Inc.	36,325	861,266
Invitation Homes, Inc.	31,023	937,205
Iron Mountain, Inc.	16,948	2,140,702
Kimco Realty Corp.	38,083	965,404
Mid-America Apartment Communities, Inc.	6,599	916,865
Prologis, Inc.	53,115	7,195,489
Public Storage	8,972	2,855,877
Realty Income Corp.	53,130	3,291,935
Regency Centers Corp.	9,319	743,097
SBA Communications Corp.	6,052	1,067,936
Simon Property Group, Inc.	18,441	4,124,330
UDR, Inc.	16,945	676,444
Ventas, Inc.	27,652	2,455,498
VICI Properties, Inc.	62,016	1,646,525
Welltower, Inc.	40,220	9,128,733
Weyerhaeuser Co.	40,774	976,130
		64,186,796

Financial Services 6.7%
American Express Co.	30,309	10,252,019
Ameriprise Financial, Inc.	5,109	2,343,805
Apollo Global Management, Inc.	26,192	3,098,776
ARES Management Corp., Class A	11,967	1,332,047
Bank of New York Mellon Corp.	39,134	5,659,168
Berkshire Hathaway, Inc., Class B *	104,407	52,244,219
Blackrock, Inc.	8,224	7,907,869
Blackstone, Inc.	42,371	4,985,796
Block, Inc. *	30,370	2,308,120
Capital One Financial Corp.	35,439	7,109,772
Cboe Global Markets, Inc.	5,947	1,443,158
Charles Schwab Corp. (a)	92,442	8,529,623
CME Group, Inc.	20,644	4,558,815
Coinbase Global, Inc., Class A *	12,663	1,851,204
Corpay, Inc. *	3,705	1,234,765
FactSet Research Systems, Inc.	2,063	474,655
Fidelity National Information Services, Inc.	29,413	1,143,577
Fiserv, Inc. *	30,549	1,498,428
Franklin Resources, Inc.	17,402	578,965
Global Payments, Inc.	13,145	953,801
Goldman Sachs Group, Inc.	16,800	16,991,016
Interactive Brokers Group, Inc., Class A	25,308	2,202,808
Intercontinental Exchange, Inc.	32,276	3,973,498
Invesco Ltd.	25,100	662,389
Jack Henry & Associates, Inc.	4,038	556,194
KKR & Co., Inc.	39,290	3,606,036
Mastercard, Inc., Class A	45,951	23,600,434
Moody's Corp.	8,537	3,866,578
Morgan Stanley	68,267	14,270,534
MSCI, Inc.	4,137	2,316,885
Nasdaq, Inc.	25,507	2,010,462
Northern Trust Corp.	10,584	1,839,923
PayPal Holdings, Inc.	50,446	2,178,258
Raymond James Financial, Inc.	9,856	1,498,408
Robinhood Markets, Inc., Class A *	45,069	4,519,519
S&P Global, Inc.	17,275	7,035,417
State Street Corp.	15,727	2,667,299
See financial notes
4
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Synchrony Financial	19,252	1,464,115
T. Rowe Price Group, Inc.	12,271	1,395,090
Visa, Inc., Class A	94,519	32,428,524
		248,591,969

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	95,190	6,848,920
Archer-Daniels-Midland Co.	27,532	2,103,445
Brown-Forman Corp., Class B	9,566	254,934
Bunge Global SA	7,804	832,921
Coca-Cola Co.	220,521	17,921,742
Constellation Brands, Inc., Class A	7,979	1,109,799
General Mills, Inc.	30,246	1,052,561
Hershey Co.	8,416	1,476,587
Hormel Foods Corp.	16,434	407,892
J.M. Smucker Co.	6,060	681,750
Keurig Dr. Pepper, Inc.	77,709	2,543,415
Kraft Heinz Co.	48,354	1,142,121
McCormick & Co., Inc. - Non Voting Shares	14,612	736,737
Molson Coors Beverage Co., Class B	9,032	351,887
Mondelez International, Inc., Class A	73,113	4,228,856
Monster Beverage Corp. *	40,697	3,911,796
PepsiCo, Inc.	77,837	10,539,130
Philip Morris International, Inc.	88,759	16,057,391
Tyson Foods, Inc., Class A	16,021	917,202
		73,119,086

Health Care Equipment & Services 3.1%
Abbott Laboratories	99,195	9,000,954
Align Technology, Inc. *	3,790	639,221
Baxter International, Inc.	29,778	634,867
Becton Dickinson & Co.	15,724	2,379,513
Boston Scientific Corp. *	84,552	3,608,679
Cardinal Health, Inc.	13,308	3,161,449
Cencora, Inc.	11,051	3,127,212
Centene Corp. *	26,828	1,722,089
Cigna Group	15,096	4,161,665
Cooper Cos., Inc. *	11,191	802,507
CVS Health Corp.	72,687	7,519,470
DaVita, Inc. *	1,824	405,804
Dexcom, Inc. *	21,860	1,472,271
Edwards Lifesciences Corp. *	32,707	2,958,675
Elevance Health, Inc.	12,392	4,792,358
GE HealthCare Technologies, Inc.	25,886	1,656,963
HCA Healthcare, Inc.	8,825	3,440,779
Henry Schein, Inc. *	5,482	457,857
Humana, Inc.	6,852	2,721,751
IDEXX Laboratories, Inc. *	4,479	2,357,925
Insulet Corp. *	3,909	595,145
Intuitive Surgical, Inc. *	20,173	8,022,399
Labcorp Holdings, Inc.	4,659	1,304,520
McKesson Corp.	6,857	5,181,149
Medtronic PLC	73,046	5,714,389
Quest Diagnostics, Inc.	6,334	1,342,491
ResMed, Inc.	8,274	1,612,437
Solventum Corp. *	8,343	643,663
STERIS PLC	5,571	1,173,086
Stryker Corp.	19,636	6,182,198
UnitedHealth Group, Inc.	51,718	21,495,552
Universal Health Services, Inc., Class B	2,991	444,732
Veeva Systems, Inc., Class A *	8,603	1,526,774
Zimmer Biomet Holdings, Inc.	10,994	946,474
		113,207,018

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.8%
Church & Dwight Co., Inc.	13,401	1,298,289
Clorox Co.	6,973	665,503
Colgate-Palmolive Co.	45,648	4,185,008
Estee Lauder Cos., Inc., Class A	14,042	1,108,616
Kenvue, Inc.	109,781	2,097,915
Kimberly-Clark Corp.	18,853	2,069,494
Procter & Gamble Co.	132,612	19,446,224
		30,871,049

Insurance 1.6%
Aflac, Inc.	26,167	3,068,081
Allstate Corp.	14,630	3,481,062
American International Group, Inc.	30,133	2,245,813
Aon PLC, Class A	12,139	4,026,385
Arch Capital Group Ltd. *	19,855	1,927,126
Arthur J Gallagher & Co.	14,596	3,350,804
Assurant, Inc.	2,791	749,467
Brown & Brown, Inc.	16,561	1,062,388
Chubb Ltd.	20,547	7,001,185
Cincinnati Financial Corp.	8,791	1,627,566
Erie Indemnity Co., Class A	1,448	347,158
Everest Group Ltd.	2,249	803,410
Globe Life, Inc.	4,378	782,261
Hartford Insurance Group, Inc.	15,588	2,065,722
Loews Corp.	9,565	1,082,854
Marsh & McLennan Cos., Inc.	27,491	4,581,925
MetLife, Inc.	30,720	2,599,219
Principal Financial Group, Inc.	11,220	1,209,292
Progressive Corp.	33,278	7,269,579
Prudential Financial, Inc.	19,766	2,133,344
Travelers Cos., Inc.	12,127	4,003,365
W.R. Berkley Corp.	16,819	1,186,244
Willis Towers Watson PLC	5,400	1,411,398
		58,015,648

Materials 1.8%
Air Products & Chemicals, Inc.	12,715	3,727,784
Albemarle Corp.	6,694	903,891
Amcor PLC	26,243	1,137,634
Avery Dennison Corp.	4,305	698,917
Ball Corp.	15,221	949,790
CF Industries Holdings, Inc.	8,686	940,346
Corteva, Inc.	38,165	3,232,194
CRH PLC	38,129	4,079,803
Dow, Inc.	40,755	1,115,057
DuPont de Nemours, Inc.	7,743	1,050,260
Ecolab, Inc.	14,454	4,027,029
Freeport-McMoRan, Inc.	81,949	5,153,773
International Flavors & Fragrances, Inc.	14,528	1,150,908
International Paper Co.	30,389	1,157,821
Linde PLC	26,330	13,663,690
LyondellBasell Industries NV, Class A	14,626	770,059
Martin Marietta Materials, Inc.	3,425	1,975,197
Mosaic Co.	17,748	376,080
Newmont Corp.	60,883	5,686,472
Nucor Corp.	12,941	2,882,608
Packaging Corp. of America	5,070	1,208,079
PPG Industries, Inc.	12,745	1,545,841
Sherwin-Williams Co.	13,081	4,504,050
Smurfit Westrock PLC	29,672	1,372,627
Steel Dynamics, Inc.	7,697	1,766,154
Vulcan Materials Co.	7,362	2,171,864
		67,247,928

See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
5

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 8.9%
Alphabet, Inc., Class A	333,737	119,267,592
Alphabet, Inc., Class C	268,976	95,037,290
Charter Communications, Inc., Class A *	4,741	674,218
EchoStar Corp., Class A *	7,745	786,117
Electronic Arts, Inc.	12,799	2,624,307
Fox Corp., Class A	18,646	972,575
Live Nation Entertainment, Inc. *	9,069	1,660,625
Meta Platforms, Inc., Class A	125,063	70,446,737
Netflix, Inc. *	239,802	17,121,863
News Corp., Class A	28,911	717,860
Omnicom Group, Inc.	16,217	1,181,084
Paramount Skydance Corp., Class B (b)	17,378	171,347
Take-Two Interactive Software, Inc. *	9,887	2,471,552
TKO Group Holdings, Inc.	3,590	722,703
Trade Desk, Inc., Class A *	24,267	438,747
Walt Disney Co.	98,923	9,521,339
Warner Bros Discovery, Inc. *	141,433	3,770,604
		327,586,560

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	100,618	25,319,514
Agilent Technologies, Inc.	16,065	2,133,914
Amgen, Inc.	30,736	11,130,120
Biogen, Inc. *	8,421	1,819,441
Bio-Techne Corp.	9,097	642,703
Bristol-Myers Squibb Co.	116,357	6,704,490
Charles River Laboratories International, Inc. *	2,758	625,487
Danaher Corp.	35,873	6,833,089
Eli Lilly & Co.	45,050	54,034,321
Gilead Sciences, Inc.	70,707	8,933,122
Incyte Corp. *	9,482	1,074,880
IQVIA Holdings, Inc. *	9,476	1,830,953
Johnson & Johnson	137,089	34,816,493
Merck & Co., Inc.	140,655	18,074,167
Mettler-Toledo International, Inc. *	1,154	1,474,247
Moderna, Inc. *	20,061	1,404,872
Pfizer, Inc.	324,652	7,817,620
Regeneron Pharmaceuticals, Inc.	5,679	3,541,084
Revvity, Inc.	6,378	709,616
Thermo Fisher Scientific, Inc.	21,164	10,610,783
Vertex Pharmaceuticals, Inc. *	14,461	7,183,213
Viatris, Inc.	66,542	1,056,687
Waters Corp. *	5,571	2,089,348
West Pharmaceutical Services, Inc.	4,012	1,440,308
Zoetis, Inc.	23,994	1,724,209
		213,024,681

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	16,642	2,241,511
CoStar Group, Inc. *	23,189	656,712
		2,898,223

Semiconductors & Semiconductor Equipment 19.0%
Advanced Micro Devices, Inc. *	92,862	53,944,465
Analog Devices, Inc.	27,803	11,042,518
Applied Materials, Inc.	45,196	32,676,708
Broadcom, Inc.	269,636	101,854,999
First Solar, Inc. *	6,095	1,438,176
Intel Corp. *	269,054	37,568,010
KLA Corp.	74,392	22,444,810
Lam Research Corp.	71,219	30,861,329
Marvell Technology, Inc.	49,862	14,853,391
SECURITY	NUMBER OF SHARES	VALUE ($)
Microchip Technology, Inc.	30,836	2,812,243
Micron Technology, Inc.	64,224	74,133,121
Monolithic Power Systems, Inc.	2,796	3,865,079
NVIDIA Corp.	1,378,620	275,848,076
NXP Semiconductors NV	14,431	4,055,544
ON Semiconductor Corp. *	22,269	2,105,311
Qnity Electronics, Inc.	11,897	1,942,899
QUALCOMM, Inc.	60,025	11,092,020
Skyworks Solutions, Inc.	8,680	588,504
Teradyne, Inc.	8,935	4,323,110
Texas Instruments, Inc.	51,829	15,448,670
		702,898,983

Software & Services 8.1%
Accenture PLC, Class A	35,032	4,359,382
Adobe, Inc. *	23,009	4,717,305
Akamai Technologies, Inc. *	8,332	984,926
AppLovin Corp., Class A *	15,330	7,898,476
Autodesk, Inc. *	12,034	2,339,650
Cadence Design Systems, Inc. *	15,691	5,889,146
Cognizant Technology Solutions Corp., Class A	27,164	1,052,062
Crowdstrike Holdings, Inc., Class A *	14,496	11,062,477
Datadog, Inc., Class A *	18,877	4,914,816
Fair Isaac Corp. *	1,320	1,577,110
Fortinet, Inc. *	35,520	5,456,582
Gartner, Inc. *	3,802	492,815
Gen Digital, Inc.	31,305	779,182
GoDaddy, Inc., Class A *	7,533	639,401
International Business Machines Corp.	53,526	15,052,047
Intuit, Inc.	15,778	4,118,058
Microsoft Corp.	422,722	157,683,761
Oracle Corp.	96,635	14,161,859
Palantir Technologies, Inc., Class A *	130,760	15,255,769
Palo Alto Networks, Inc. *	46,186	15,750,350
PTC, Inc. *	6,597	749,485
Roper Technologies, Inc.	5,750	1,945,743
Salesforce, Inc.	46,632	7,305,369
ServiceNow, Inc. *	58,804	5,838,061
Synopsys, Inc. *	10,903	4,863,501
Trimble, Inc. *	13,246	677,930
Tyler Technologies, Inc. *	2,396	700,734
VeriSign, Inc.	4,690	1,179,816
Workday, Inc., Class A *	11,588	1,418,603
		298,864,416

Technology Hardware & Equipment 10.7%
Amphenol Corp., Class A	70,061	12,353,155
Apple, Inc.	835,974	241,897,437
Arista Networks, Inc. *	58,829	9,993,870
CDW Corp.	7,254	1,020,202
Ciena Corp. *	8,070	3,958,819
Cisco Systems, Inc.	224,944	26,421,922
Coherent Corp. *	11,172	4,407,019
Corning, Inc.	44,602	11,392,689
Dell Technologies, Inc., Class C	16,489	7,114,344
F5, Inc. *	3,206	1,333,568
Flex Ltd. *	20,897	3,386,777
Hewlett Packard Enterprise Co.	75,447	3,403,414
HP, Inc.	52,140	1,143,952
Jabil, Inc.	5,998	2,312,109
Keysight Technologies, Inc. *	9,812	3,434,887
Lumentum Holdings, Inc. *	4,423	3,795,199
Motorola Solutions, Inc.	9,454	3,926,152
NetApp, Inc.	11,236	1,738,883
Sandisk Corp. *	8,434	19,176,639
See financial notes
6
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings PLC	12,770	12,323,050
Super Micro Computer, Inc. *	31,971	937,709
TE Connectivity PLC	16,688	3,364,468
Teledyne Technologies, Inc. *	2,649	1,766,618
Western Digital Corp.	19,629	12,537,435
Zebra Technologies Corp., Class A *	2,695	709,486
		393,849,803

Telecommunication Services 0.8%
AT&T, Inc.	395,798	8,193,019
Comcast Corp., Class A	203,120	4,986,596
T-Mobile U.S., Inc.	26,456	4,437,465
Verizon Communications, Inc.	237,795	10,068,240
		27,685,320

Transportation 1.3%
CH Robinson Worldwide, Inc.	6,737	1,268,847
CSX Corp.	106,000	5,038,180
Delta Air Lines, Inc.	37,311	3,494,548
Expeditors International of Washington, Inc.	7,412	1,208,008
FedEx Corp.	12,528	3,922,893
Fedex Freight Holding Co., Inc. *	6,166	931,066
JB Hunt Transport Services, Inc.	4,245	1,228,630
Norfolk Southern Corp.	12,807	4,028,954
Old Dominion Freight Line, Inc.	10,451	2,263,687
Southwest Airlines Co.	27,906	1,434,926
Uber Technologies, Inc. *	116,007	8,371,065
Union Pacific Corp.	33,812	9,196,864
United Airlines Holdings, Inc. *	18,505	2,516,495
United Parcel Service, Inc., Class B	42,570	4,576,275
		49,480,438

Utilities 2.2%
AES Corp.	41,290	605,311
Alliant Energy Corp.	14,814	1,130,160
Ameren Corp.	15,699	1,774,615
American Electric Power Co., Inc.	31,004	4,241,657
American Water Works Co., Inc.	11,086	1,458,696
Atmos Energy Corp.	9,511	1,638,460
CenterPoint Energy, Inc.	37,472	1,650,267
CMS Energy Corp.	17,638	1,349,307
Consolidated Edison, Inc.	20,944	2,317,035
Constellation Energy Corp.	18,208	4,522,321
Dominion Energy, Inc.	50,013	3,415,388
DTE Energy Co.	11,796	1,797,357
Duke Energy Corp.	44,450	5,626,481
Edison International	21,855	1,627,105
Entergy Corp.	26,022	2,988,887
Evergy, Inc.	13,076	1,130,159
Eversource Energy	21,557	1,557,924
Exelon Corp.	58,486	2,726,617
FirstEnergy Corp.	29,529	1,403,809
NextEra Energy, Inc.	118,759	10,423,477
NiSource, Inc.	27,159	1,291,411
SECURITY	NUMBER OF SHARES	VALUE ($)
NRG Energy, Inc.	12,063	1,761,922
PG&E Corp.	125,901	2,117,655
Pinnacle West Capital Corp.	6,964	745,148
PPL Corp.	42,754	1,554,108
Public Service Enterprise Group, Inc.	28,351	2,300,967
Sempra	37,265	3,454,838
Southern Co.	64,120	6,136,925
Vistra Corp.	18,007	2,856,450
WEC Energy Group, Inc.	18,486	2,158,610
Xcel Energy, Inc.	35,501	2,850,730
		80,613,797
Total Common Stocks (Cost $1,585,995,938)		3,670,349,793

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Core S&P 500 ETF	12,000	8,986,680
Total Investment Companies (Cost $8,684,659)		8,986,680

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (c)(d)	154,529	154,529
Total Short-Term Investments (Cost $154,529)		154,529
Total Investments in Securities (Cost $1,594,835,126)		3,679,491,002

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/18/26	25	9,435,313	36,939

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $148,649.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
7

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2026:
SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.(a)	$8,963,026	$799,333	($489,337 )	($63,944 )	($679,455 )	$8,529,623	92,442	$60,824

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,670,349,793	$—	$—	$3,670,349,793
Investment Companies[1]	8,986,680	—	—	8,986,680
Short-Term Investments[1]	154,529	—	—	154,529
Futures Contracts[2]	36,939	—	—	36,939
Total	$3,679,527,941	$—	$—	$3,679,527,941

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
8
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,844,624)		$8,529,623
Investments in securities, at value - unaffiliated issuers (cost $1,589,990,502) including securities on loan of $148,649		3,670,961,379
Cash		15,266,396
Deposit with broker for futures contracts		1,183,052
Receivables:
Fund shares sold		1,938,452
Dividends		1,651,623
Variation margin on future contracts		104,408
Income from securities on loan	+	482
Total assets		3,699,635,415

Liabilities
Collateral held for securities on loan		154,529
Payables:
Investments bought		8,398,429
Fund shares redeemed		929,805
Investment adviser fees	+	90,100
Total liabilities		9,572,863
Net assets		$3,690,062,552

Net Assets by Source
Capital received from investors		$1,636,304,343
Total distributable earnings	+	2,053,758,209
Net assets		$3,690,062,552

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,690,062,552		33,550,412		$109.99

See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
9

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$20,381,127
Other Interest		82,528
Dividends received from securities - affiliated issuers		60,824
Securities on loan, net	+	1,098
Total investment income		20,525,577

Expenses
Investment adviser fees		507,312
Total expenses	–	507,312
Net investment income		20,018,265

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(63,944)
Net realized losses on sales of securities - unaffiliated issuers		(8,638,088)
Net realized gains on futures contracts	+	431,864
Net realized losses		(8,270,168)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(679,455)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		335,835,299
Net change in unrealized appreciation (depreciation) on futures contracts	+	23,040
Net change in unrealized appreciation (depreciation)		335,178,884
Net realized and unrealized gains		326,908,716
Increase in net assets resulting from operations		$346,926,981
See financial notes
10
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$20,018,265	$33,375,393
Net realized losses		(8,270,168)	(5,126,560)
Net change in unrealized appreciation (depreciation)	+	335,178,884	426,804,585
Increase in net assets resulting from operations		$346,926,981	$455,053,418

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($33,377,382 )	($30,592,125 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,899,338	$501,008,887	5,936,287	$553,968,743
Shares reinvested		303,458	33,377,382	337,066	30,592,125
Shares redeemed	+	(3,132,590)	(328,360,186)	(4,730,463)	(426,688,792)
Net transactions in fund shares		2,070,206	$206,026,083	1,542,890	$157,872,076

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,480,206	$3,170,486,870	29,937,316	$2,588,153,501
Total increase	+	2,070,206	519,575,682	1,542,890	582,333,369
End of period		33,550,412	$3,690,062,552	31,480,206	$3,170,486,870
See financial notes
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
11

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2026, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
12
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
13

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2026, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of June 30, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
14
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers or Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended June 30, 2026, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $3,754,322 and $9,091,138, respectively, and includes net realized losses of $2,193,290.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
15

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Investment Advisory and Administration Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of June 30, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$36,939	$36,939

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended June 30, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$431,864	$431,864
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$23,040	$23,040

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended June 30, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$7,578,816	22

16
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes, unaudited (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended June 30, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$352,844,873	$161,583,782

8. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,630,434,179	$2,088,853,541	($39,759,779 )	$2,049,093,762

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the fund had capital loss carryforwards of $13,186,285.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$30,592,125
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended December 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
18
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
19

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
20
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature,
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements
21

Schwab S&P 500 Index Portfolio
extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted the Fund had closely tracked its index in 2025, with the Fund performing within its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds it manages and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by the investment adviser. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows.. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
22
Schwab S&P 500 Index Portfolio | Semiannual Holdings and Financial Statements

MFR98596-09
00326931

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab VIT Portfolios

Schwab VIT Balanced Portfolio	SWB1Z
Schwab VIT Balanced with Growth Portfolio	SWC1Z
Schwab VIT Growth Portfolio	SWG1Z

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$15.40	$14.24	$13.55	$12.33	$14.99	$14.04
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.39	0.35	0.30	0.22	0.21
Net realized and unrealized gains (losses)	0.80	1.41	0.70	1.16	(2.42)	0.93
Total from investment operations	0.94	1.80	1.05	1.46	(2.20)	1.14
Less distributions:
Distributions from net investment income	(0.45)	(0.36)	(0.31)	(0.24)	(0.21)	(0.19)
Distributions from net realized gains	(0.21)	(0.28)	(0.05)	—	(0.25)	(0.00)[2]
Total distributions	(0.66)	(0.64)	(0.36)	(0.24)	(0.46)	(0.19)
Net asset value at end of period	$15.68	$15.40	$14.24	$13.55	$12.33	$14.99
Total return	6.09%*	12.93%	7.78%	11.96%	(14.71%)	8.19%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[3]	0.52%**	0.51%	0.52%	0.52%	0.53%[4]	0.52%
Net investment income (loss)	1.79%**	2.64%	2.53%	2.36%	1.70%	1.42%
Portfolio turnover rate	8%*	29%	26%	20%	19%	13%
Net assets, end of period (x 1,000,000)	$81	$80	$81	$77	$74	$93

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 28.8%
Large-Cap 26.0%
Schwab U.S. Large-Cap ETF	$20,688,462	$1,433,288	($2,998,652 )	$1,359,252	$554,067	$21,036,417	714,795	$109,848
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	2,238,243	40,291	(547,609)	320,213	229,388	2,280,526	63,120	9,522
						23,316,943

International Stocks 15.0%
Developed Markets 13.0%
Schwab International Equity ETF	8,814,987	697,460	(1,900,326)	593,667	717,850	8,923,638	322,153	52,720
Schwab International Small-Cap Equity ETF	1,603,020	224,105	(302,384)	82,595	18,109	1,625,445	33,779	3,438
						10,549,083
Emerging Markets 2.0%
Schwab Emerging Markets Equity ETF	1,624,728	142,041	(311,374)	65,828	102,826	1,624,049	44,789	1,984
						12,173,132

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	2,646,784	212,318	(550,631)	39,777	308,387	2,656,635	112,189	32,299

Fixed Income 49.0%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	2,963,065	236,345	(230,517)	(6,170)	5,939	2,968,662	112,025	36,174
Intermediate-Term Bond 36.3%
Schwab U.S. Aggregate Bond ETF	29,063,703	2,668,915	(2,025,530)	(197,782)	(97,059)	29,412,247	1,271,606	495,278
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	7,207,306	670,291	(472,098)	(28,184)	(40,324)	7,336,991	303,935	112,328
						39,717,900

Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	2,816,850	45,271	—	—	—	2,862,121	2,862,121	49,389
Total Affiliated Underlying Funds (Cost $56,526,630)	$79,667,148	$6,370,325	($9,339,121 )	$2,229,196	$1,799,183	$80,726,731		$902,980
Total Investments in Securities (Cost $56,526,630)						$80,726,731

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $56,526,630)		$80,726,731
Cash		437,025
Receivables:
Investments sold		249,636
Dividends		4,408
Fund shares sold	+	14
Total assets		81,417,814

Liabilities
Payables:
Investments bought		280,916
Investment adviser and administrator fees		29,849
Fund shares redeemed		11,496
Accrued expenses	+	20,525
Total liabilities		342,786
Net assets		$81,075,028

Net Assets by Source
Capital received from investors		$56,830,296
Total distributable earnings	+	24,244,732
Net assets		$81,075,028

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$81,075,028		5,171,109		$15.68

See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$902,980
Other Interest	+	2,121
Total investment income		905,101

Expenses
Investment adviser and administrator fees		177,049
Professional fees		11,353
Independent trustees’ fees		5,497
Portfolio accounting fees		5,398
Custodian fees		498
Shareholder reports		395
Transfer agent fees		372
Other expenses	+	2,543
Total expenses	–	203,105
Net investment income		701,996

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		2,229,196
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	1,799,183
Net realized and unrealized gains		4,028,379
Increase in net assets resulting from operations		$4,730,375
See financial notes
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$701,996	$2,213,163
Net realized gains		2,229,196	513,021
Net change in unrealized appreciation (depreciation)	+	1,799,183	7,132,613
Increase in net assets resulting from operations		$4,730,375	$9,858,797

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,263,157 )	($3,494,403 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		145,166	$2,295,907	1,322,282	$19,958,720
Shares reinvested		208,109	3,263,157	240,993	3,494,403
Shares redeemed	+	(378,933)	(5,962,795)	(2,087,791)	(31,304,890)
Net transactions in fund shares		(25,658)	($403,731 )	(524,516)	($7,851,767 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,196,767	$80,011,541	5,721,283	$81,498,914
Total increase (decrease)	+	(25,658)	1,063,487	(524,516)	(1,487,373)
End of period		5,171,109	$81,075,028	5,196,767	$80,011,541
See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$18.59	$16.90	$15.74	$13.93	$17.24	$15.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.41	0.38	0.32	0.24	0.25
Net realized and unrealized gains (losses)	1.42	2.16	1.18	1.74	(3.00)	1.53
Total from investment operations	1.56	2.57	1.56	2.06	(2.76)	1.78
Less distributions:
Distributions from net investment income	(0.43)	(0.40)	(0.35)	(0.25)	(0.25)	(0.22)
Distributions from net realized gains	(0.49)	(0.48)	(0.05)	—	(0.30)	—
Total distributions	(0.92)	(0.88)	(0.40)	(0.25)	(0.55)	(0.22)
Net asset value at end of period	$19.23	$18.59	$16.90	$15.74	$13.93	$17.24
Total return	8.35%*	15.60%	9.98%	14.85%	(16.00%)	11.42%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[2]	0.48%**	0.48%	0.49%	0.49%	0.49%[3]	0.49%
Net investment income (loss)	1.45%**	2.32%	2.28%	2.20%	1.61%	1.48%
Portfolio turnover rate	9%*	12%	12%	18%	13%	8%
Net assets, end of period (x 1,000,000)	$187	$180	$167	$162	$151	$184

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 38.3%
Large-Cap 34.1%
Schwab U.S. Large-Cap ETF	$61,010,513	$4,086,482	($7,151,848 )	$2,283,876	$3,371,620	$63,600,643	2,161,082	$330,900
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	7,491,237	117,681	(1,604,146)	880,850	992,814	7,878,436	218,058	32,773
						71,479,079

International Stocks 22.2%
Developed Markets 19.0%
Schwab International Equity ETF	28,803,598	2,162,938	(5,280,495)	1,509,881	2,785,977	29,981,899	1,082,379	177,987
Schwab International Small-Cap Equity ETF	5,478,261	637,107	(844,488)	215,999	128,388	5,615,267	116,693	11,828
						35,597,166
Emerging Markets 3.2%
Schwab Emerging Markets Equity ETF	5,769,371	263,135	(684,226)	97,241	514,281	5,959,802	164,363	7,281
						41,556,968

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	8,288,233	638,652	(1,482,696)	81,108	1,003,410	8,528,707	360,165	103,091

Fixed Income 30.9%
Inflation-Protected Bond 0.9%
Schwab U.S. TIPS ETF	1,813,558	177,419	(189,177)	(1,997)	1,852	1,801,655	67,987	22,097
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	46,944,301	5,944,109	(3,699,757)	(508,362)	24,527	48,704,818	2,105,699	811,212
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	6,980,080	944,742	(557,629)	(35,145)	(32,522)	7,299,526	302,383	110,709
						57,805,999

Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	5,757,176	549,577	—	—	—	6,306,753	6,306,753	108,696
Total Affiliated Underlying Funds (Cost $112,013,965)	$178,336,328	$15,521,842	($21,494,462 )	$4,523,451	$8,790,347	$185,677,506		$1,716,574
Total Investments in Securities (Cost $112,013,965)						$185,677,506

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $112,013,965)		$185,677,506
Cash		1,123,073
Receivables:
Investments sold		1,006,712
Dividends	+	9,714
Total assets		187,817,005

Liabilities
Payables:
Investments bought		890,632
Investment adviser and administrator fees		68,817
Fund shares redeemed		46,493
Accrued expenses	+	20,791
Total liabilities		1,026,733
Net assets		$186,790,272

Net Assets by Source
Capital received from investors		$109,823,675
Total distributable earnings	+	76,966,597
Net assets		$186,790,272

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$186,790,272		9,715,893		$19.23

See financial notes
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,716,574
Other Interest	+	5,652
Total investment income		1,722,226

Expenses
Investment adviser and administrator fees		402,847
Professional fees		11,804
Independent trustees’ fees		6,111
Portfolio accounting fees		5,588
Custodian fees		559
Shareholder reports		413
Transfer agent fees		370
Other expenses	+	2,170
Total expenses	–	429,862
Net investment income		1,292,364

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		4,523,451
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	8,790,347
Net realized and unrealized gains		13,313,798
Increase in net assets resulting from operations		$14,606,162
See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$1,292,364	$3,958,751
Net realized gains		4,523,451	4,292,870
Net change in unrealized appreciation (depreciation)	+	8,790,347	16,505,023
Increase in net assets resulting from operations		$14,606,162	$24,756,644

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,458,248 )	($8,264,257 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		256,801	$4,946,413	357,599	$6,336,928
Shares reinvested		439,846	8,458,248	477,979	8,264,257
Shares redeemed	+	(650,771)	(12,487,393)	(1,037,407)	(18,207,010)
Net transactions in fund shares		45,876	$917,268	(201,829)	($3,605,825 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,670,017	$179,725,090	9,871,846	$166,838,528
Total increase (decrease)	+	45,876	7,065,182	(201,829)	12,886,562
End of period		9,715,893	$186,790,272	9,670,017	$179,725,090
See financial notes
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$21.72	$19.85	$18.16	$15.69	$19.83	$17.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.42	0.38	0.34	0.25	0.29
Net realized and unrealized gains (losses)	2.19	3.05	1.74	2.39	(3.68)	2.27
Total from investment operations	2.31	3.47	2.12	2.73	(3.43)	2.56
Less distributions:
Distributions from net investment income	(0.43)	(0.41)	(0.37)	(0.26)	(0.29)	(0.25)
Distributions from net realized gains	(0.59)	(1.19)	(0.06)	—	(0.42)	—
Total distributions	(1.02)	(1.60)	(0.43)	(0.26)	(0.71)	(0.25)
Net asset value at end of period	$23.01	$21.72	$19.85	$18.16	$15.69	$19.83
Total return	10.65%*	18.24%	11.78%	17.52%	(17.24%)	14.67%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[2]	0.48%**	0.48%	0.49%	0.49%	0.49%[3]	0.49%
Net investment income (loss)	1.07%**	2.04%	1.99%	2.05%	1.50%	1.53%
Portfolio turnover rate	7%*	12%	11%	14%	13%	13%
Net assets, end of period (x 1,000,000)	$191	$178	$162	$163	$148	$187

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Portfolio Holdings  as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 46.0%
Large-Cap 39.7%
Schwab U.S. Large-Cap ETF	$70,227,081	$5,068,160	($6,305,652 )	$1,187,141	$5,436,268	$75,612,998	2,569,249	$390,130
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	11,125,085	268,397	(2,153,213)	1,029,814	1,792,893	12,062,976	333,877	49,945
						87,675,974

International Stocks 30.2%
Developed Markets 24.8%
Schwab International Equity ETF	37,361,959	1,968,735	(4,778,590)	1,563,435	4,048,575	40,164,114	1,449,968	238,527
Schwab International Small-Cap Equity ETF	6,583,911	828,029	(740,735)	224,071	173,937	7,069,213	146,908	14,888
						47,233,327
Emerging Markets 5.4%
Schwab Emerging Markets Equity ETF	9,621,786	425,836	(712,983)	69,994	954,196	10,358,829	285,682	12,656
						57,592,156

Real Estate 5.9%
U.S. REITs 5.9%
Schwab U.S. REIT ETF	10,684,149	659,113	(1,389,913)	62,741	1,339,133	11,355,223	479,528	136,621

Fixed Income 14.0%
Intermediate-Term Bond 14.0%
Schwab U.S. Aggregate Bond ETF	24,885,942	3,739,419	(1,691,151)	(243,740)	(23,199)	26,667,271	1,152,930	439,274

Money Market Funds 3.3%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	6,122,823	98,403	—	—	—	6,221,226	6,221,226	107,352
Total Affiliated Underlying Funds (Cost $95,017,094)	$176,612,736	$13,056,092	($17,772,237 )	$3,893,456	$13,721,803	$189,511,850		$1,389,393
Total Investments in Securities (Cost $95,017,094)						$189,511,850

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $95,017,094)		$189,511,850
Cash		1,126,037
Receivables:
Investments sold		1,242,131
Dividends		9,584
Fund shares sold	+	433
Total assets		191,890,035

Liabilities
Payables:
Investments bought		1,016,192
Investment adviser and administrator fees		70,276
Fund shares redeemed		37,220
Accrued expenses	+	20,750
Total liabilities		1,144,438
Net assets		$190,745,597

Net Assets by Source
Capital received from investors		$93,638,415
Total distributable earnings	+	97,107,182
Net assets		$190,745,597

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$190,745,597		8,290,130		$23.01

See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,389,393
Other Interest	+	5,890
Total investment income		1,395,283

Expenses
Investment adviser and administrator fees		405,966
Professional fees		11,768
Independent trustees’ fees		6,104
Portfolio accounting fees		5,573
Custodian fees		578
Shareholder reports		413
Transfer agent fees		378
Other expenses	+	1,677
Total expenses	–	432,457
Net investment income		962,826

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		3,893,456
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	13,721,803
Net realized and unrealized gains		17,615,259
Increase in net assets resulting from operations		$18,578,085
See financial notes
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$962,826	$3,449,573
Net realized gains		3,893,456	4,540,830
Net change in unrealized appreciation (depreciation)	+	13,721,803	20,366,907
Increase in net assets resulting from operations		$18,578,085	$28,357,310

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,120,611 )	($12,700,067 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		176,565	$4,029,377	331,431	$6,836,244
Shares reinvested		352,916	8,120,611	636,595	12,700,067
Shares redeemed	+	(415,574)	(9,438,979)	(957,474)	(19,705,452)
Net transactions in fund shares		113,907	$2,711,009	10,552	($169,141 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,176,223	$177,577,114	8,165,671	$162,089,012
Total increase	+	113,907	13,168,483	10,552	15,488,102
End of period		8,290,130	$190,745,597	8,176,223	$177,577,114
See financial notes

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds or mutual funds. Each of the funds seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party exchange-traded funds and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
The funds are available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At June 30, 2026, 100% of the funds’ shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the funds.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2026, the funds had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.45% of each fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of June 30, 2026, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO
Schwab Emerging Markets Equity ETF	0.0%*	0.0%*	0.1%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.1%
Schwab International Small-Cap Equity ETF	0.0%*	0.1%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.1%	0.1%	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.5%	0.3%
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.1%
Schwab U.S. REIT ETF	0.0%*	0.1%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	— %

*	Less than 0.05%

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended June 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab VIT Balanced Portfolio	$301,324	$356,978	$29,483
Schwab VIT Balanced with Growth Portfolio	892,761	513,211	43,577
Schwab VIT Growth Portfolio	1,609,555	487,757	(8,828)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended June 30, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab VIT Balanced Portfolio	$6,370,325	$9,339,121
Schwab VIT Balanced with Growth Portfolio	15,521,842	21,494,462
Schwab VIT Growth Portfolio	13,056,092	17,772,237
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes, unaudited (continued)

 7. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab VIT Balanced Portfolio	$59,524,746	$21,547,156	($345,171 )	$21,201,985
Schwab VIT Balanced with Growth Portfolio	114,998,179	73,703,959	(3,024,632)	70,679,327
Schwab VIT Growth Portfolio	97,389,153	93,510,279	(1,387,582)	92,122,697
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab VIT Balanced Portfolio	$2,395,322	$1,099,081
Schwab VIT Balanced with Growth Portfolio	4,802,965	3,461,292
Schwab VIT Growth Portfolio	3,738,055	8,962,012
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio, and Schwab VIT Growth Portfolio (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees noted that each Fund’s expenses ranked in the third quartile or lower compared to its respective peer group. However, the Trustees acknowledged that, due to the narrow range of expenses across the Funds’ peer groups, the difference of a few basis points can affect quartile rankings considerably. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds. The Trustees also considered fees charged by the investment adviser to other mutual funds and the unique insurance dedicated distribution arrangements of the Funds as compared to other funds managed by the investment adviser. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Funds invest a portion of their assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Funds’ investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping
Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

Schwab VIT Portfolios
overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab VIT Portfolios | Semiannual Holdings and Financial Statements

MFR98597-09
00326932

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)  (1)    Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date: August 17, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date: August 17, 2026